Cover	Oct. 18, 2024
Document Information Line Items
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 18, 2024
Entity Ex Transition Period	false
Entity File Number	001-41466
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1978697
Entity Address Address Line 1	1007 North Orange Street
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On October 22, 2024, Onfolio Holdings, Inc. (the ”Company’’) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K“) disclosing, among other things, that on October 18, 2024 it had completed the purchase of substantially all of the assets utilized in the operation of the business of Eastern Standard, LLC (“Eastern Standard Pennsylvania”), a Pennsylvania limited liability company. This Current Report on Form 8-K/A amends and supplements the Original Form 8-K to provide the disclosures required by Item 9.01 of Form 8-K, which were not previously filed with the Original Form 8-K, including the required financial statements of Eastern Standard Pennsylvania and the required pro forma financial statements. Except as otherwise provided herein, the other disclosures made in the Original Form 8-K remain unchanged.
Common Stock Par Value
Document Information Line Items
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ONFO
Security Exchange Name	NASDAQ
Warrants To Purchase
Document Information Line Items
Security 12b Title	Warrants To Purchase Common Stock
Trading Symbol	ONFOW
Security Exchange Name	NASDAQ